RISK MANAGEMENT - Interest Rate Risk (Treasury Book) (Details)	12 Months Ended
Dec. 31, 2019
Band One [Member] | Legal Currency [Member]
Disclosure Of Risk Management [Line Items]
Changes in interest rates due to change in value of currency	274.00%
Band One [Member] | UVR [Member]
Disclosure Of Risk Management [Line Items]
Changes in interest rates due to change in value of currency	274.00%
Band One [Member] | Foreign Currency [Member]
Disclosure Of Risk Management [Line Items]
Changes in interest rates due to change in value of currency	100.00%
Band One [Member] | Bottom of range
Disclosure Of Risk Management [Line Items]
Modified Duration	0 years
Band One [Member] | Top of range
Disclosure Of Risk Management [Line Items]
Modified Duration	29 days
Band Two [Member] | Legal Currency [Member]
Disclosure Of Risk Management [Line Items]
Changes in interest rates due to change in value of currency	268.00%
Band Two [Member] | UVR [Member]
Disclosure Of Risk Management [Line Items]
Changes in interest rates due to change in value of currency	274.00%
Band Two [Member] | Foreign Currency [Member]
Disclosure Of Risk Management [Line Items]
Changes in interest rates due to change in value of currency	100.00%
Band Two [Member] | Bottom of range
Disclosure Of Risk Management [Line Items]
Modified Duration	29 days
Band Two [Member] | Top of range
Disclosure Of Risk Management [Line Items]
Modified Duration	3 months
Band Three [Member] | Legal Currency [Member]
Disclosure Of Risk Management [Line Items]
Changes in interest rates due to change in value of currency	259.00%
Band Three [Member] | UVR [Member]
Disclosure Of Risk Management [Line Items]
Changes in interest rates due to change in value of currency	274.00%
Band Three [Member] | Foreign Currency [Member]
Disclosure Of Risk Management [Line Items]
Changes in interest rates due to change in value of currency	100.00%
Band Three [Member] | Bottom of range
Disclosure Of Risk Management [Line Items]
Modified Duration	3 months
Band Three [Member] | Top of range
Disclosure Of Risk Management [Line Items]
Modified Duration	6 months
Band Four [Member] | Legal Currency [Member]
Disclosure Of Risk Management [Line Items]
Changes in interest rates due to change in value of currency	233.00%
Band Four [Member] | UVR [Member]
Disclosure Of Risk Management [Line Items]
Changes in interest rates due to change in value of currency	274.00%
Band Four [Member] | Foreign Currency [Member]
Disclosure Of Risk Management [Line Items]
Changes in interest rates due to change in value of currency	100.00%
Band Four [Member] | Bottom of range
Disclosure Of Risk Management [Line Items]
Modified Duration	6 months
Band Four [Member] | Top of range
Disclosure Of Risk Management [Line Items]
Modified Duration	1 year
Band Five [Member] | Legal Currency [Member]
Disclosure Of Risk Management [Line Items]
Changes in interest rates due to change in value of currency	222.00%
Band Five [Member] | UVR [Member]
Disclosure Of Risk Management [Line Items]
Changes in interest rates due to change in value of currency	250.00%
Band Five [Member] | Foreign Currency [Member]
Disclosure Of Risk Management [Line Items]
Changes in interest rates due to change in value of currency	90.00%
Band Five [Member] | Bottom of range
Disclosure Of Risk Management [Line Items]
Modified Duration	1 year
Band Five [Member] | Top of range
Disclosure Of Risk Management [Line Items]
Modified Duration	1 year 10 months 24 days
Band Six [Member] | Legal Currency [Member]
Disclosure Of Risk Management [Line Items]
Changes in interest rates due to change in value of currency	222.00%
Band Six [Member] | UVR [Member]
Disclosure Of Risk Management [Line Items]
Changes in interest rates due to change in value of currency	250.00%
Band Six [Member] | Foreign Currency [Member]
Disclosure Of Risk Management [Line Items]
Changes in interest rates due to change in value of currency	80.00%
Band Six [Member] | Bottom of range
Disclosure Of Risk Management [Line Items]
Modified Duration	1 year 10 months 24 days
Band Six [Member] | Top of range
Disclosure Of Risk Management [Line Items]
Modified Duration	2 years 9 months 18 days
Band Seven [Member] | Legal Currency [Member]
Disclosure Of Risk Management [Line Items]
Changes in interest rates due to change in value of currency	211.00%
Band Seven [Member] | UVR [Member]
Disclosure Of Risk Management [Line Items]
Changes in interest rates due to change in value of currency	220.00%
Band Seven [Member] | Foreign Currency [Member]
Disclosure Of Risk Management [Line Items]
Changes in interest rates due to change in value of currency	75.00%
Band Seven [Member] | Bottom of range
Disclosure Of Risk Management [Line Items]
Modified Duration	2 years 9 months 18 days
Band Seven [Member] | Top of range
Disclosure Of Risk Management [Line Items]
Modified Duration	3 years 7 months 6 days
Band Eight [Member] | Legal Currency [Member]
Disclosure Of Risk Management [Line Items]
Changes in interest rates due to change in value of currency	211.00%
Band Eight [Member] | UVR [Member]
Disclosure Of Risk Management [Line Items]
Changes in interest rates due to change in value of currency	220.00%
Band Eight [Member] | Foreign Currency [Member]
Disclosure Of Risk Management [Line Items]
Changes in interest rates due to change in value of currency	75.00%
Band Eight [Member] | Bottom of range
Disclosure Of Risk Management [Line Items]
Modified Duration	3 years 7 months 6 days
Band Eight [Member] | Top of range
Disclosure Of Risk Management [Line Items]
Modified Duration	4 years 3 months 18 days
Band Nine [Member] | Legal Currency [Member]
Disclosure Of Risk Management [Line Items]
Changes in interest rates due to change in value of currency	172.00%
Band Nine [Member] | UVR [Member]
Disclosure Of Risk Management [Line Items]
Changes in interest rates due to change in value of currency	200.00%
Band Nine [Member] | Foreign Currency [Member]
Disclosure Of Risk Management [Line Items]
Changes in interest rates due to change in value of currency	70.00%
Band Nine [Member] | Bottom of range
Disclosure Of Risk Management [Line Items]
Modified Duration	4 years 3 months 18 days
Band Nine [Member] | Top of range
Disclosure Of Risk Management [Line Items]
Modified Duration	5 years 8 months 12 days
Band Ten [Member] | Legal Currency [Member]
Disclosure Of Risk Management [Line Items]
Changes in interest rates due to change in value of currency	162.00%
Band Ten [Member] | UVR [Member]
Disclosure Of Risk Management [Line Items]
Changes in interest rates due to change in value of currency	170.00%
Band Ten [Member] | Foreign Currency [Member]
Disclosure Of Risk Management [Line Items]
Changes in interest rates due to change in value of currency	65.00%
Band Ten [Member] | Bottom of range
Disclosure Of Risk Management [Line Items]
Modified Duration	5 years 8 months 12 days
Band Ten [Member] | Top of range
Disclosure Of Risk Management [Line Items]
Modified Duration	7 years 3 months 18 days
Band Eleven [Member] | Legal Currency [Member]
Disclosure Of Risk Management [Line Items]
Changes in interest rates due to change in value of currency	162.00%
Band Eleven [Member] | UVR [Member]
Disclosure Of Risk Management [Line Items]
Changes in interest rates due to change in value of currency	170.00%
Band Eleven [Member] | Foreign Currency [Member]
Disclosure Of Risk Management [Line Items]
Changes in interest rates due to change in value of currency	60.00%
Band Eleven [Member] | Bottom of range
Disclosure Of Risk Management [Line Items]
Modified Duration	7 years 3 months 18 days
Band Eleven [Member] | Top of range
Disclosure Of Risk Management [Line Items]
Modified Duration	9 years 3 months 18 days
Band Twelve [Member] | Legal Currency [Member]
Disclosure Of Risk Management [Line Items]
Changes in interest rates due to change in value of currency	162.00%
Band Twelve [Member] | UVR [Member]
Disclosure Of Risk Management [Line Items]
Changes in interest rates due to change in value of currency	170.00%
Band Twelve [Member] | Foreign Currency [Member]
Disclosure Of Risk Management [Line Items]
Changes in interest rates due to change in value of currency	60.00%
Band Twelve [Member] | Bottom of range
Disclosure Of Risk Management [Line Items]
Modified Duration	9 years 3 months 18 days
Band Twelve [Member] | Top of range
Disclosure Of Risk Management [Line Items]
Modified Duration	10 years 7 months 6 days
Band Thirteen [Member] | Legal Currency [Member]
Disclosure Of Risk Management [Line Items]
Changes in interest rates due to change in value of currency	162.00%
Band Thirteen [Member] | UVR [Member]
Disclosure Of Risk Management [Line Items]
Changes in interest rates due to change in value of currency	170.00%
Band Thirteen [Member] | Foreign Currency [Member]
Disclosure Of Risk Management [Line Items]
Changes in interest rates due to change in value of currency	60.00%
Band Thirteen [Member] | Bottom of range
Disclosure Of Risk Management [Line Items]
Modified Duration	10 years 7 months 6 days
Band Thirteen [Member] | Top of range
Disclosure Of Risk Management [Line Items]
Modified Duration	12 years
Band Fourteen [Member] | Legal Currency [Member]
Disclosure Of Risk Management [Line Items]
Changes in interest rates due to change in value of currency	162.00%
Band Fourteen [Member] | UVR [Member]
Disclosure Of Risk Management [Line Items]
Changes in interest rates due to change in value of currency	170.00%
Band Fourteen [Member] | Foreign Currency [Member]
Disclosure Of Risk Management [Line Items]
Changes in interest rates due to change in value of currency	60.00%
Band Fourteen [Member] | Bottom of range
Disclosure Of Risk Management [Line Items]
Modified Duration	12 years
Band Fourteen [Member] | Top of range
Disclosure Of Risk Management [Line Items]
Modified Duration	20 years
Band Fifteen [Member] | Legal Currency [Member]
Disclosure Of Risk Management [Line Items]
Changes in interest rates due to change in value of currency	162.00%
Band Fifteen [Member] | UVR [Member]
Disclosure Of Risk Management [Line Items]
Changes in interest rates due to change in value of currency	170.00%
Band Fifteen [Member] | Foreign Currency [Member]
Disclosure Of Risk Management [Line Items]
Changes in interest rates due to change in value of currency	60.00%
Band Fifteen [Member] | Bottom of range
Disclosure Of Risk Management [Line Items]
Modified Duration	20 years